RELATED PARTY TRANSACTIONS AND BALANCES (Short-Term Borrowings) (Details) - CEEG (Nanjing) Semiconductor Co., Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Opening balance		$ (9,545,760)
Borrowings		(28,713,240)	$ (116,935,560)
Repayment		$ 38,259,000	107,389,800
Closing balance			$ (9,545,760)